CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Retained earnings	Accumulated other comprehensive income (loss)
Balance at Dec. 31, 2009		$ 216,158	$ 51,049
Increase (Decrease) in Shareholders' Equity
Net income for the period	122,692	122,692
Other comprehensive income (loss) for the period	32,555		32,555
Balance at Jun. 30, 2010		338,850	83,604
Balance at Mar. 31, 2010		238,490	60,296
Increase (Decrease) in Shareholders' Equity
Net income for the period	100,360	100,360
Other comprehensive income (loss) for the period	23,308		23,308
Balance at Jun. 30, 2010		338,850	83,604
Balance at Dec. 31, 2010	440,265	440,265	28,390
Increase (Decrease) in Shareholders' Equity
Net income for the period	114,089	114,089
Other comprehensive income (loss) for the period	(1,064)		(1,064)
Balance at Jun. 30, 2011	554,354	554,354	27,326
Balance at Mar. 31, 2011		485,529	30,593
Increase (Decrease) in Shareholders' Equity
Net income for the period	68,825	68,825
Other comprehensive income (loss) for the period	(3,267)		(3,267)
Balance at Jun. 30, 2011	$ 554,354	$ 554,354	$ 27,326